Investment in associates	12 Months Ended
Dec. 31, 2025
Investment In Associates
Investment in associates

3.	Investment in associates

The book value of investment in associates as of December 31, 2025 and 2024 amounts to:

	12-31-2025	12-31-2024
	ARS 000	ARS 000

Ecogas Group (Note 3.1)	—	114,782,833
3C Lithium Pte. Ltd	26,921,216	27,680,352
Transportadora de Gas del Mercosur S.A.	1,675,940	1,282,373
	28,597,156	143,745,558

The share of the profit (loss) of associates for the years ended December 31, 2025, 2024 and 2023 amounts to:

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Ecogas Group (Note 3.1)	60,133,780	22,176,423	16,698,629
3C Lithium Pte. Ltd	(759,136)	—	—
Transportadora de Gas del Mercosur S.A.	324,648	(958,059)	820,961
	59,699,292	21,218,364	17,519,590

3.1. Invesments in gas distribution

As of December 31, 2024 the Group held ownership interests of 42.31% in Ecogas Inversiones S.A. ("Ecogas", formerly known as Inversora de Gas del Centro S.A., the controlling company of Distribuidora de Gas del Centro S.A. “DGCE” and Distribuidora de Gas Cuyana S.A. “DGCU”), and of 17.20% in DGCE (hereinafter, the “ECOGAS Group”). Consequently, the Group held, both directly and indirectly, 40.59% of the share capital of DGCE, and, indirectly, 21.58% of the share capital of DGCU. The Company did not have control over such companies.

Ecogas is a publicly-traded company listed on BYMA. DGCE's main activity is the provision of the public natural gas distribution service through pipeline networks in the provinces of Córdoba, La Rioja and Catamarca, while the main activity of DGCU is the provision of the public natural gas distribution service through pipeline networks in the provinces of Mendoza, San Juan and San Luis.

During May 2025 and December 2024, the Group received dividends from the ECOGAS Group amounting to 26,741,152 and 3,011,301, respectively.

On December 19, 2024, Ecogas carried out a public offering of subscription of shares in kind and a voluntary exchange, which consisted of (i) a voluntary public exchange offer of DGCU shares for new ordinary shares of Ecogas at an exchange ratio equivalent to 15.83467388 DGCU shares for each new Ecogas share and (ii) a voluntary public exchange offer of DGCE shares for new ordinary shares of Ecogas at an exchange ratio equivalent to 12.55431094 DGCE shares for each new Ecogas share. The settlement date for the share exchange was January 17, 2025. As a result of the exchange offer, as from that date, the Group’s resulting direct ownership interest in Ecogas was 26.17%, while maintaining a direct 17.20% interest in DGCE. The effects of this transaction amounting to 41,946,463 were recognized in the line item “Share of profit of associates” in the statement of income for the year ended December 31, 2025.

On March 31, 2025, CPSA’s Board of Directors approved proceeding with a corporate reorganization whereby, subject to approval by the Shareholders’ Meetings of the companies involved, CPSA spun off its ownership interests in the ECOGAS Group and cash amounting to 305,000, to be absorbed by Ecogas Inversiones S.A. On May 22, 2025, the corporate reorganization was approved by the respective Shareholders’ Meetings. The effective date of the spin-off and merger was set for October 1, 2025, once the conditions precedent established in the Definitive Spin-off and Merger Agreement were met and following approval by the CNV on September 10, 2025. The shares issued by Ecogas Inversiones S.A. in exchange for the incorporation of the spun-off assets were received directly by CPSA’s shareholders at a ratio of 1 Ecogas Inversiones S.A. share for every 18.6694 CPSA shares held.

As a result of the approval of the spinoff and merger, the Company had recognized a liability with its shareholders at fair value to recognize the obligation to deliver the ownership interests in the ECOGAS Group and the cash of 305,000, recording the offsetting entry in equity. On October 1, 2025 (the effective date of the spinoff and merger), the Company settled such liability by delivering the corresponding assets.

Below is summarized investment in associate of Ecogas Inversiones S.A. as of September 10, 2025:

	09-10-2025
	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total

Equity attributable to holders of the parent	602,232,193	219,333,875	821,566,068
% of participation in an investment in associate	26.17%	17.20%
Subtotal	157,604,165	37,725,427	195,329,592

Lower value of investment	(15,766,615)	(23,889,342)	(39,655,957)
Impairment			(9,732,649	)(1)
Investment in associate			145,940,986

(1)	At September 10, 2025 the value of this investment was net of an Impairment given that fair value was lower than book value as of such date.

Below is summarized share of the profit of associate of Ecogas Inversiones S.A. as of September 10, 2025 and December 31, 2025 and 2024:

	09-10-2025				2024			2023
	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total		Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total	Ecogas Inversiones S.A.	Distribuidora de Gas del Centro S.A.	Total

Total comprehensive income for the year	68,516,532	34,506,973	103,023,505		30,888,254	25,524,785	56,413,039	23,475,552	11,730,312	35,205,864

% of participation in an investment in associate	26.17%	17.20%			42.31%	17.20%		42.31%	17.20%
Subtotal	17,930,776	5,935,199	23,865,975		13,068,820	4,390,263	17,459,083	9,932,506	2,017,614	11,950,120

Lower value of investment	1,215,052	1,840,860	3,055,912		1,956,050	2,761,290	4,717,340	1,987,219	2,761,290	4,748,509
Impairment			(9,732,649	)(1)			—			—
Share of the profit of associate			17,189,238				22,176,423			16,698,629

(1)	At September 10, 2025 the value of this investment was net of an Impairment given that fair value was lower than book value as of such date.

Below is summarized financial information of Ecogas Inversiones S.A. as of December 31, 2024:

2024
ARS 000

Statement of financial position

Non-current assets	509,853,710
Current assets	282,657,701
Non-current liabilities	112,042,003
Current liabilities	176,965,322
Equity attributable to holders of the parent	272,683,007
Non-controlling interests	230,821,080

Below is summarized revenues, equity holders of the parent and non-controlling interests of Ecogas Inversiones S.A. as of August 31, 2025 and December 31, 2024 and 2023:

	09-10-2025	2024	2023
	ARS 000	ARS 000	ARS 000
Revenues

Net income for the year:	601,114,143	643,119,103	418,679,726

- Equity holders of the parent	83,879,439	30,888,254	23,475,552
- Non-controlling interests	11,351,416	22,984,552	15,258,122

3.2. Transportadora de Gas del Mercosur S.A.

The Group has a 20% ownership interest in Transportadora de Gas del Mercosur S.A. (“TGM”). TGM owns a gas pipeline that extends from Aldea Brasilera (in the Province of Entre Ríos) to Paso de los Libres (in the Province of Corrientes). TGM is a private company that is not listed on any stock exchange.

3.3. 3C Lithium Pte. Ltd.

See Note 20.6.